Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2024
Schedule of fair value measurements assets and liabilities
	As at January 31, 2024
	Level 1 $	Level 2 $	Level 3 $

Cash	37,384	–	–
Financial guarantee liability	–	–	1,141,262
Warrant liabilities	–	–	279,500
	As at January 31, 2023
	Level 1 $	Level 2 $	Level 3 $

Cash	8,307	–	–
Warrant liabilities	–	–	20,700